UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31,
2010
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 February 9, 2011
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   97
Form 13F Information Table Value Total:  $11,533 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
ISHARES TR			COM	464288414	627	6318 SH			SOLE		6318
ISHARES INC			COM	464286764	85	2300 SH			SOLE		2300
ISHARES INC			COM	464286848	235	21500 SH		SOLE		21500
ISHARES TR			COM	464287523	53	950 SH			SOLE		950
ISHARES TR			COM	464287739	56	1000 SH			SOLE		1000
ISHARES TR			COM	464288752	156	11800 SH		SOLE		11800
ISHARES TR			COM	464288828	38	700 SH			SOLE		700
PROSHARES TR			COM	74347R693	482	7600 SH			SOLE		7600
PROSHARES TR			COM	74347R719	105	2300 SH			SOLE		2300
PROSHARES TR			COM	74347R735	68	1300 SH			SOLE		1300
PROSHARES TR			COM	74347X575	25	800 SH			SOLE		800
PROSHARES TR			COM	74347X633	177	2670 SH			SOLE		2670
WISDOMTREE TRUST		COM	97717W422	29	1100 SH			SOLE		1100
ORIENT-EXPRESS HOTELS LTD	COM	G67743107	9	700 SH			SOLE		700
BLACKROCK CREDIT ALL INC TR	COM	09255H105	240	24440 SH		SOLE		24440
ALLIANCEBERNSTEIN INCOME FUN	COM	01881E101	633	79842 SH		SOLE		79842
INVESCO VAN KAMP BOND FND	COM	46132L107	115	6176 SH			SOLE		6176
WESTERN ASSET INCOME FD		COM	95766T100	104	8096 SH			SOLE		8096
ALLIANCEBERNSTEIN GBL HGH IN	COM	01879R106	196	13741 SH		SOLE		13741
BOULDER GROWTH & INCOME FD I	COM	101507101	55	8900 SH			SOLE		8900
BOULDER TOTAL RETURN FD INC	COM	101541100	44	2850 SH			SOLE		2850
CENTRAL SECS CORP		COM	155123102	54	2447 SH			SOLE		2447
CISCO SYS INC			COM	17275R102	51	2500 SH			SOLE		2500
COHEN & STEERS CLOSED END OP	COM	19248P106	50	3800 SH			SOLE		3800
EXXON MOBIL CORP		COM	30231G102	69	950 SH			SOLE		950
GOLDMAN SACHS GROUP INC		COM	38141G104	80	475 SH			SOLE		475
GREATER CHINA FD INC		COM	39167B102	88	6700 SH			SOLE		6700
HEWLETT PACKARD CO		COM	428236103	72	1700 SH			SOLE		1700
JAPAN EQUITY FD INC		COM	471057109	110	17900 SH		SOLE		17900
MORGAN STANLEY CHINA A SH FD	COM	617468103	134	4900 SH			SOLE		4900
ROYCE FOCUS TR			COM	78080N108	30	4000 SH			SOLE		4000
ROYCE VALUE TR INC		COM	780910105	44	3050 SH			SOLE		3050
ROYCE MICRO-CAP TR INC		COM	780915104	60	6150 SH			SOLE		6150
TEMPLETON DRAGON FD INC		COM	88018T101	28	900 SH			SOLE		900
TRI CONTL CORP			COM	895436103	65	4700 SH			SOLE		4700
ABERDEEN ASIA PACIFIC INCOM	COM	003009107	113	16793 SH		SOLE		16793
ALLIANCEBERNSTEIN NATL MUNI	COM	01864U106	54	4143 SH			SOLE		4143
BLACKROCK INCOME OPP TRUST I	COM	092475102	160	16500 SH		SOLE		16500
BLACKROCK INCOME TR INC		COM	09247F100	82	12000 SH		SOLE		12000
BLACKROCK ENHANCED GOVT FD I	COM	09255K108	29	1900 SH			SOLE		1900
BLACKROCK DEBT STRAT FD INC	COM	09255R103	92	24129 SH		SOLE		24129
HANCOCK JOHN PFD INCOME FD I	COM	41013X106	106	5721 SH			SOLE		5721
HANCOCK JOHN PFD INCOME FD I	COM	41021P103	106	6618 SH			SOLE		6618
NUVEEN QUALITY PFD INCOME FD	COM	67071S101	84	11388 SH		SOLE		11388
NUVEEN GLB GOVT ENHANCED IN	COM	67073C104	130	8336 SH			SOLE		8336
RMR ASIA PAC REAL EST FD NEW	COM	76970B101	0	0.442 SH		SOLE		0.442
BLACKROCK LONG-TERM MUNI ADV	COM	09250B103	48	4800 SH			SOLE		4800
INVESCO MUNI INCOME OPP TRST	COM	46132X101	49	7933 SH			SOLE		7933
NUVEEN TAX FREE ADV MUN FD	COM	670657105	25	1891 SH			SOLE		1891
NUVEEN INSD MUN OPPORTUNITY	COM	670984103	48	3700 SH			SOLE		3700
NUVEEN PREMIER INSD MUN INCO	COM	670987106	49	3650 SH			SOLE		3650
OIL SVC HOLDRS TR		COM	678002106	70	500 SH			SOLE		500
POWERSHS DB US DOLLAR INDEX	COM	73936D107	45	2000 SH			SOLE		2000
SPDR SERIES TRUST		COM	78464A698	90	3400 SH			SOLE		3400
ISHARES INC			COM	464286103	51	2000 SH			SOLE		2000
ISHARES INC			COM	464286400	166	2150 SH			SOLE		2150
MARKET VECTORS ETF TR		COM	57060U308	91	1250 SH			SOLE		1250
MARKET VECTORS ETF TR		COM	57060U506	59	1550 SH			SOLE		1550
SPDR SERIES TRUST		COM	78464A755	65	950 SH			SOLE		950
SELECT SECTOR SPDR TR		COM	81369Y407	254	6800 SH			SOLE		6800
SELECT SECTOR SPDR TR		COM	81369Y209	107	3400 SH			SOLE		3400
SELECT SECTOR SPDR TR		COM	81369Y506	109	1600 SH			SOLE		1600
SELECT SECTOR SPDR TR		COM	81369Y605	53	3300 SH			SOLE		3300
SELECT SECTOR SPDR TR		COM	81369Y704	333	9550 SH			SOLE		9550
MFS INTER INCOME TR		COM	55273C107	211	33468 SH		SOLE		33468
H & Q HEALTHCARE FD		COM	404052102	29	2150 SH			SOLE		2150
H & Q LIFE SCIENCES INVS	COM	404053100	29	2700 SH			SOLE		2700
LIBERTY ALL STAR EQUITY FD	COM	530158104	33	6720 SH			SOLE		6720
HANCOCK JOHN PFD INCOME FD	COM	41013W108	84	4493 SH			SOLE		4493
JOHN HANCOCK BK &THRIFT OPP	COM	409735206	131	7625 SH			SOLE		7625
BLACKROCK CORE BD TR		COM	09249E101	160	12750 SH		SOLE		12750
SPDR SERIES TRUST		COM	78464A797	130	5000 SH			SOLE		5000
PROSHARES TR			COM	74347R313	430	10150 SH		SHARED			10150
ISHARES TR			COM	464288414	12	125 SH			SHARED			125
SPDR SERIES TRUST		COM	78464A417	149	3749 SH			SHARED			3749
POWERSHARES ETF TR II		COM	73937B407	269	10743 SH		SHARED			10743
BLACKROCK CREDIT ALL INC TR	COM	09255J101	72	7841 SH			SHARED			7841
BLACKROCK CREDIT ALL INC TR	COM	09255H105	71	7217 SH			SHARED			7217
ALLIANCEBERNSTEIN INCOME FUN	COM	01881E101	121	15220 SH		SHARED			15220
NUVEEN INSD CALIF PREM INCOM	COM	67061X102	1	75 SH			SHARED			75
INVESCO VAN KAMP BOND FND	COM	46132L107	178	9525 SH			SHARED			9525
WESTERN ASSET INCOME FD		COM	95766T100	55	4230 SH			SHARED			4230
ALLIANCEBERNSTEIN GBL HGH IN	COM	01879R106	184	12895 SH		SHARED			12895
NFJ DIVID INT & PREM STRTGY	COM	65337H109	96	5480 SH			SHARED			5480
POWERSHS DB US DOLLAR INDEX	COM	73936D107	223	9800 SH			SHARED			9800
SPDR SERIES TRUST		COM	78464A425	131	5500 SH			SHARED			5500
SPDR SERIES TRUST		COM	78464A458	67	3091 SH			SHARED			3091
MFS INTER INCOME TR		COM	55273C107	178	28265 SH		SHARED			28265
VANGUARD SCOTTSDALE FDS		COM	92206C409	167	2160 SH			SHARED			2160
ISHARES TR			COM	464287242	316	2916 SH			SOLE		2916
ISHARES TR			COM	464288414	74	750 SH			SOLE		750
POWERSHARES GLOBAL ETF TRUST	COM	73936T474	530	23494 SH		SOLE		23494
MARKET VECTORS ETF TR		COM	57060U886	84	4875 SH			SOLE		4875
SPDR SERIES TRUST		COM	78464A425	48	2000 SH			SOLE		2000
SPDR SERIES TRUST		COM	78464A458	69	3180 SH			SOLE		3180
FREEPORT-MCMORAN COPPER & GO	PUT	35671D957	35	175 SH			SOLE		175
SPDR GOLD TRUST			PUT	78463V957	31	275 SH			SOLE		275